Organization (Details) $ in Thousands		12 Months Ended
	Aug. 11, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Description of Organization and Business Operations [Line Items]
Ratio of Capital Stock Converted Into Common Stock		0.0889
Net losses		$ 134,044	$ 74,275
Accumulated deficit		(356,567)	(222,523)
cash, cash equivalents, and marketable securities		425,500
Aggregate private placement		$ 373,457	$ 0
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Aggregate private placement	$ 260,900